Investment Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities
INVESTMENT SECURITIES
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2017
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$41,003	$18	$(406)	$40,615
Obligations of state and political subdivisions	271,451	4,246	(1,493)	274,204
Mortgage-backed securities	4,221,472	1,461	(61,028)	4,161,905
Other securities	114,005	247	(914)	113,338
Total securities available for sale	$4,647,931	$5,972	$(63,841)	$4,590,062
Securities held to maturity:
Obligations of state and political subdivisions	$206,736	$1,530	$(275)	$207,991
Mortgage-backed securities	20,582	41	(650)	19,973
Total securities held to maturity	$227,318	$1,571	$(925)	$227,964

	December 31, 2016
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$212,662	$245	$(549)	$212,358
Obligations of state and political subdivisions	286,458	1,948	(5,207)	283,199
Mortgage-backed securities	2,888,180	4,820	(41,291)	2,851,709
Other securities	98,974	361	(504)	98,831
Total securities available for sale	$3,486,274	$7,374	$(47,551)	$3,446,097
Securities held to maturity:
Obligations of state and political subdivisions	$64,726	$1,609	$(133)	$66,202
Mortgage-backed securities	24,490	57	(817)	23,730
Total securities held to maturity	$89,216	$1,666	$(950)	$89,932

Securities with carrying values of $2.1 billion and $1.5 billion were pledged to secure public deposits and other borrowings at December 31, 2017 and 2016, respectively.

Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2017
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(254)	$29,744	$(152)	$9,848	$(406)	$39,592
Obligations of state and political subdivisions	(326)	31,601	(1,167)	68,609	(1,493)	100,210
Mortgage-backed securities	(26,263)	2,677,338	(34,765)	1,226,058	(61,028)	3,903,396
Other securities	(914)	75,302	—	—	(914)	75,302
Total securities available for sale	$(27,757)	$2,813,985	$(36,084)	$1,304,515	$(63,841)	$4,118,500

Securities held to maturity:
Obligations of state and political subdivisions	$(263)	$65,817	$(12)	$3,031	$(275)	$68,848
Mortgage-backed securities	(2)	333	(648)	19,269	(650)	19,602
Total securities held to maturity	$(265)	$66,150	$(660)	$22,300	$(925)	$88,450

	December 31, 2016
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(549)	$150,554	$—	$—	$(549)	$150,554
Obligations of state and political subdivisions	(5,207)	148,059	—	—	(5,207)	148,059
Mortgage-backed securities	(38,667)	2,191,563	(2,624)	98,912	(41,291)	2,290,475
Other securities	(451)	36,484	(53)	3,850	(504)	40,334
Total securities available for sale	$(44,874)	$2,526,660	$(2,677)	$102,762	$(47,551)	$2,629,422

Securities held to maturity:
Obligations of state and political subdivisions	$(133)	$10,602	$—	$—	$(133)	$10,602
Mortgage-backed securities	(330)	12,288	(487)	10,960	(817)	23,248
Total securities held to maturity	$(463)	$22,890	$(487)	$10,960	$(950)	$33,850

The Company assessed the nature of the unrealized losses in its portfolio as of December 31, 2017 and 2016 to determine if there are losses that should be deemed other-than-temporary. In its analysis of these securities, management considered numerous factors to determine whether there were instances where the amortized cost basis of the debt securities would not be fully recoverable, including, but not limited to:

•	The length of time and extent to which the estimated fair value of the securities was less than their amortized cost,

•	Whether adverse conditions were present in the operations, geographic area, or industry of the issuer,

•
The payment structure of the security, including scheduled interest and principal payments, including the issuer’s failures to make scheduled payments, if any, and the likelihood of failure to make scheduled payments in the future,

•	Changes to the rating of the security by a rating agency, and

•	Subsequent recoveries or additional declines in fair value after the balance sheet date.
Management believes it has considered these factors, as well as all relevant information available, when determining the expected future cash flows of the securities in question. In each instance, management has determined the cost basis of the securities would be fully recoverable. Management also has the intent to hold debt securities until their maturity or anticipated recovery if the security is classified as available for sale. In addition, management does not believe the Company will be required to sell debt securities before the anticipated recovery of the amortized cost basis of the security. As a result of the Company's analysis, no declines in the estimated fair value of the Company's investment securities were deemed to be other-than-temporary at December 31, 2017 or 2016.
At December 31, 2017, 544 debt securities had unrealized losses of 1.52% of the securities’ amortized cost basis. At December 31, 2016, 397 debt securities had unrealized losses of 1.79% of the securities’ amortized cost basis. The unrealized losses for each of the securities related to market interest rate changes and not credit concerns of the issuers. Additional information on securities that have been in a continuous loss position for over twelve months at December 31 is presented in the following table.

(Dollars in thousands)	2017	2016
Number of securities
Mortgage-backed securities	181	28
Obligations of state and political subdivisions	28	—
Other	1	3
	210	31
Amortized Cost Basis
Mortgage-backed securities	$1,280,739	$112,983
Obligations of state and political subdivisions	72,820	—
Other	10,000	3,903
	$1,363,559	$116,886
Unrealized Loss
Mortgage-backed securities	$35,412	$3,111
Obligations of state and political subdivisions	1,180	—
Other	152	53
	$36,744	$3,164

The securities noted above carry a rating of AA+/AA- by S&P and Aaa/Aa3 by Moodys.
The amortized cost and estimated fair value of investment securities by maturity at December 31, 2017 are presented in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	0.60%	$37,907	$37,563	2.79%	$1,119	$1,125
One through five years	2.04	124,350	123,589	3.01	8,718	8,756
After five through ten years	2.35	867,799	863,931	2.81	34,970	35,418
Over ten years	2.32	3,617,875	3,564,979	2.55	182,511	182,665
	2.30%	$4,647,931	$4,590,062	2.61%	$227,318	$227,964

The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Years Ended December 31
(Dollars in thousands)	2017	2016	2015
Realized gains	$1,651	$2,949	$1,834
Realized losses	(1,799)	(948)	(259)
	$(148)	$2,001	$1,575

In addition to the gains above, the Company realized certain gains on calls of securities held to maturity that were not significant to the consolidated financial statements.
Other Equity Securities
The Company accounts for the following securities at amortized cost, which approximates fair value, in “other assets” on the consolidated balance sheets at December 31:

(Dollars in thousands)	2017	2016
Federal Home Loan Bank (FHLB) stock	$95,171	$42,326
Federal Reserve Bank (FRB) stock	79,191	48,584
Other investments	3,008	2,808
	$177,370	$93,718